Trade and other receivables	12 Months Ended
Dec. 31, 2019
Trade And Other Receivables [Abstract]
Trade and other receivables

14.Trade and other receivables

Details of trade and other receivables consist of the following at December 31 (in thousands):

	2018	2019
Current
Trade receivables	$2,727	$34,363
Other current receivables	45,558	120,450
Sales taxes	10,352	16,868
Prepayments and accrued income	34,342	18,216
Current tax assets	-	1,873
Derivative financial assets (Note 30)	691	3,024
Total current trade and other receivables	93,670	194,794
Non-current
Other receivables	10,458	12,388
Total non-current trade and other receivables	$10,458	$12,388

The carrying amount of other receivables approximates their fair value. The maximum credit risk at the balance sheet date is considered to be equivalent to the carrying value of other receivables.

Non-current other receivables increased to $12,388,000 in 2019 (December 31, 2018: $10,458,000) due to the incorporation of the new acquisition New Guards and to the expansion of the Company’s global office presence. The balance is comprised mainly of deposits for office leases and services, and operations related deposits, which the Company is not expecting to recover within the next 12 months.

Other current receivables as at December 31,2019 totaled $120,450,000 (December 31, 2018: $45,557,000) and comprised mainly of advances to boutique partners, first-party product suppliers and other suppliers, mainly on Farfetch UK for the Marketplace with $42 million (December 31, 2018: $37.4 million), Browns with $41 million (December 31, 2018: $3.6 million), Fashion Concierge with $2.5 million (December 31, 2018: $2.1 million) and New Guards $5 million (December 31, 2018: nil), as well as deposits with the payment service providers with $10 million (December 31, 2018: nil), and bank deposits as collateral that are not readily available within 90 days with $12.5 million (December 31, 2018: nil).

Trade receivables increased to $34,363,000 in 2019 (December 31, 2018: $2,727,000) as a result of the trade operations of Browns, Stadium Goods and mainly New Guards.